EQ/PIMCO Ultra Short Bond Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

Expense Example - EQ/PIMCO Ultra Short Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	89	278	482	1,073
Class IB Shares	89	278	482	1,073